Income Taxes - Schedule of Components of Provision for Income Tax Expense (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal					$ 87	$ 85	$ 64
State					8	7	6
Foreign					7	6	6
Total current					102	98	76
Deferred:
Federal					21	18	34
State					2	2	3
Total deferred					23	20	37
Total provision for income taxes	$ 28	$ 33	$ 87	$ 98	$ 125	$ 118	$ 113